SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 205,229	$ 405,946	$ 407,921	$ 714,914
Others			3,679	7,610
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			273,110	514,273
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			79,728	145,340
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			27,355	23,119
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 24,049	$ 24,572